Business combinations and disposals - Disposal of IHS Kuwait and IHS Peru (Details) $ in Thousands		12 Months Ended	24 Months Ended
	Dec. 19, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 subsidiary
Disclosure of subsidiaries [line items]
Non-controlling interests derecognized		$ 23,181
Exchange differences on translation of foreign operations recycled		(98)
Net gain on disposal		$ 83,838
Number of subsidiaries disposed | subsidiary			0
IHS Kuwait Limited
Disclosure of subsidiaries [line items]
Percentage of ownership interests in subsidiary disposed	70.00%	70.00%
Net assets disposed	$ (77,044)
Non-controlling interests derecognized	23,181
Exchange differences on translation of foreign operations recycled	(98)
Total net assets disposed, non-controlling interests derecognized and exchange differences on translation of foreign operations recycled	(53,961)
Proceeds	139,806
Costs of disposal	(1,943)
Net gain on disposal	83,902
Cash disposed on disposal of subsidiary	$ 23,500